Asset Impairments - Details of Impairment of Long-Lived Assets Held and Used by Asset (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	May 30, 2014 Dakota, Minnesota & Eastern Railroad - West [Member] USD ($)	May 30, 2014 Dakota, Minnesota & Eastern Railroad - West [Member] CAD	Dec. 31, 2013 Dakota, Minnesota & Eastern Railroad - West [Member] CAD	Dec. 31, 2012 Dakota, Minnesota & Eastern Railroad - West [Member] CAD	Dec. 31, 2012 Railroad Transportation Equipment [Member] CAD	Dec. 31, 2012 Powder River Basin [Member] CAD	Dec. 31, 2012 Powder River Basin [Member] Options [Member] CAD	Dec. 31, 2012 Powder River Basin [Member] Construction in Progress [Member] CAD	Dec. 31, 2012 Powder River Basin [Member] Land and Land Improvements [Member] CAD
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment							426
Assets held for sale							222
Intangible assets							2
Goodwill (Note 16)							6
Total asset impairment charge							434
Accruals for future costs			5				1
Asset impairment		435		265			435		80	180
Proceed from sale of subsidiary	236				218	236
Asset impairment, after tax							257		59	107
Other costs associated with the acquisition								0
Option impairment											26
Asset impairment												134	20
Asset impairment		435		265			435		80	180